Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Total	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Mar. 18, 2021	$ 0		$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Mar. 18, 2021			0	0
Issuance of Class B ordinary shares to Sponsor	25,000			$ 986	24,014
Issuance of Class B ordinary shares to Sponsor, shares				9,857,142
Net income (loss)	(25,822)					(25,822)
Ending Balance at Mar. 31, 2021	(822)		$ 0	$ 986	24,014	(25,822)
Ending Balance (in shares) at Mar. 31, 2021			0	9,857,142
Beginning balance at Mar. 18, 2021	0		$ 0	$ 0	0	0
Beginning Balance (in shares) at Mar. 18, 2021			0	0
Net income (loss)	(35,924)
Ending Balance at Jun. 30, 2021	(10,924)		$ 0	$ 986	24,014	(35,924)
Ending Balance (in shares) at Jun. 30, 2021			0	9,857,142
Beginning balance at Mar. 18, 2021	0		$ 0	$ 0	0	0
Beginning Balance (in shares) at Mar. 18, 2021			0	0
Issuance of Class B ordinary shares to Sponsor	25,000			$ 986	24,014
Issuance of Class B ordinary shares to Sponsor, shares				9,857,142
Net income (loss)	(59,311)					(59,311)
Ending Balance at Dec. 31, 2021	(34,311)		$ 0	$ 986	24,014	(59,311)
Ending Balance (in shares) at Dec. 31, 2021			0	9,857,142
Beginning balance at Mar. 31, 2021	(822)		$ 0	$ 986	24,014	(25,822)
Beginning Balance (in shares) at Mar. 31, 2021			0	9,857,142
Net income (loss)	(10,102)					(10,102)
Ending Balance at Jun. 30, 2021	(10,924)		$ 0	$ 986	24,014	(35,924)
Ending Balance (in shares) at Jun. 30, 2021			0	9,857,142
Beginning balance at Dec. 31, 2021	(34,311)		$ 0	$ 986	24,014	(59,311)
Beginning Balance (in shares) at Dec. 31, 2021			0	9,857,142
Excess of cash received over fair value of private placement warrants	1,440,000				1,440,000
Remeasurement of Class A ordinary shares to redemption amount	(22,186,565)	$ (22,186,565)			(1,464,014)	(20,722,551)
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering cost)		(12,756,565)
Net income (loss)	(255,835)					(255,835)
Ending Balance at Mar. 31, 2022	(21,036,711)		$ 0	$ 986	0	(21,037,697)
Ending Balance (in shares) at Mar. 31, 2022			0	9,857,142
Beginning balance at Dec. 31, 2021	(34,311)		$ 0	$ 986	24,014	(59,311)
Beginning Balance (in shares) at Dec. 31, 2021			0	9,857,142
Net income (loss)	2,625,169
Ending Balance at Jun. 30, 2022	(18,345,944)		$ 0	$ 986	0	(18,346,930)
Ending Balance (in shares) at Jun. 30, 2022			0	9,857,142
Beginning balance at Mar. 31, 2022	(21,036,711)		$ 0	$ 986	0	(21,037,697)
Beginning Balance (in shares) at Mar. 31, 2022			0	9,857,142
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering cost)	4,662	4,662				4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount	(194,899)	$ (194,899)				(194,899)
Net income (loss)	2,881,004					2,881,004
Ending Balance at Jun. 30, 2022	$ (18,345,944)		$ 0	$ 986	$ 0	$ (18,346,930)
Ending Balance (in shares) at Jun. 30, 2022			0	9,857,142